Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Licensed Copyrights (Details) - Dec. 31, 2019 - Licensed Copyrights and Produced Content
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Long Term Purchase Commitment [Line Items]
2020	¥ 8,934,810	$ 1,283,405
2021	6,495,627	933,038
2022	4,246,246	609,935
2023	1,534,438	220,408
2024 and thereafter	1,088,940	156,417
Future minimum payments under non-cancelable agreements	¥ 22,300,061	$ 3,203,203